Real Estate - Future Minimum Contractual Rent Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Schedule of future minimum net rent payments
Remaining 2018	$ 19,311
2018		$ 71,662
2019	78,887	78,887
2020	80,492	80,492
2021	72,677	72,677
2022	73,538	73,538
Thereafter	528,803	528,803
Total	853,708	906,059
Griffin Capital Essential Asset REIT, Inc. [Member]
Schedule of future minimum net rent payments
Remaining 2018	61,164
2018		231,620
2019	226,557	210,449
2020	204,640	188,653
2021	191,182	174,053
2022	182,708	164,494
Thereafter	803,849	664,226
Total	$ 1,670,100	$ 1,633,495